SHORT-TERM AND LONG-TERM DEBT (Interest Rate Information) (Details)	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Secured Overnight Financing Rate ("SOFR"), closing rate	4.45%	4.49%
Bond percentage, discount (as a percent)	0.0433	0.0433
Norwegian Interbank Offered Rate ("NIBOR"), three-month, closing rate	4.34%	4.68%
Weighted average interest rate on floating rate debt
Debt Instrument [Line Items]
Weighted average interest rate	5.83%	5.96%
Weighted average interest rate on lease debt financing
Debt Instrument [Line Items]
Weighted average interest rate	5.16%	5.06%
Fixed Rate Debt
Debt Instrument [Line Items]
Weighted average interest rate	8.27%	8.40%